Vessel Revenue, net and Voyage Expenses, Voyage Expenses from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Voyage Expenses [Abstract]
Voyage Expenses	$ 735	$ 2,576
Time Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	735	836
Spot Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	0	1,371
Unfixed Periods [Member]
Voyage Expenses [Abstract]
Voyage Expenses	$ 0	$ 369